Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transparent Value Trust
Entity Central Index Key	0001465886
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Directional Allocation Fund
Class Name	Class A
Trading Symbol	TVRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Directional Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$168	1.43%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 35.05%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim Directional Allocation IndexSM, which returned 37.30% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's negative relative results were primarily the result of activity in the fund's allocation model. The allocation model entered the period with a 100% market position. However, at the December 2023 rebalance, the portfolio took on a 50% market / 50% defensive position, reversing back to 100% market in the March 2024 rebalance. Then, in the June 2024 rebalance, the fund again was positioned 50% market / 50 % defensive. The allocation model was impacted from weaker economic conditions and sentiment during both of these more defensive periods (50% market / 50% defensive), yet the overall market did not experience meaningful relative underperformance. At the end of the period, the portfolio maintained a 100% allocation to the Market portfolio.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	35.05%	9.33%	8.73%
Class A (with sales charge)†	28.63%	8.28%	8.09%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim Directional Allocation IndexSM	37.30%	10.19%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 204,610,948
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 1,634,512
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,610,948
Total Number of Portfolio Holdings	140
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$1,634,512

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Directional Allocation Fund
Class Name	Class C
Trading Symbol	TVRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Directional Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$244	2.08%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 34.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim Directional Allocation IndexSM, which returned 37.30% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's negative relative results were primarily the result of activity in the fund's allocation model. The allocation model entered the period with a 100% market position. However, at the December 2023 rebalance, the portfolio took on a 50% market / 50% defensive position, reversing back to 100% market in the March 2024 rebalance. Then, in the June 2024 rebalance, the fund again was positioned 50% market / 50 % defensive. The allocation model was impacted from weaker economic conditions and sentiment during both of these more defensive periods (50% market / 50% defensive), yet the overall market did not experience meaningful relative underperformance. At the end of the period, the portfolio maintained a 100% allocation to the Market portfolio.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	34.24%	8.62%	7.99%
Class C (with CDSC)‡	33.24%	8.62%	7.99%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim Directional Allocation IndexSM	37.30%	10.19%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 204,610,948
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 1,634,512
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,610,948
Total Number of Portfolio Holdings	140
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$1,634,512

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Directional Allocation Fund
Class Name	Class P
Trading Symbol	TVFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Directional Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$155	1.32%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 35.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim Directional Allocation IndexSM, which returned 37.30% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's negative relative results were primarily the result of activity in the fund's allocation model. The allocation model entered the period with a 100% market position. However, at the December 2023 rebalance, the portfolio took on a 50% market / 50% defensive position, reversing back to 100% market in the March 2024 rebalance. Then, in the June 2024 rebalance, the fund again was positioned 50% market / 50 % defensive. The allocation model was impacted from weaker economic conditions and sentiment during both of these more defensive periods (50% market / 50% defensive), yet the overall market did not experience meaningful relative underperformance. At the end of the period, the portfolio maintained a 100% allocation to the Market portfolio.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class P **	35.26%	9.43%	8.81%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim Directional Allocation IndexSM	37.30%	10.19%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 204,610,948
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 1,634,512
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,610,948
Total Number of Portfolio Holdings	140
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$1,634,512

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Directional Allocation Fund
Class Name	Institutional Class
Trading Symbol	TVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Directional Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$126	1.07%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 35.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim Directional Allocation IndexSM, which returned 37.30% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's negative relative results were primarily the result of activity in the fund's allocation model. The allocation model entered the period with a 100% market position. However, at the December 2023 rebalance, the portfolio took on a 50% market / 50% defensive position, reversing back to 100% market in the March 2024 rebalance. Then, in the June 2024 rebalance, the fund again was positioned 50% market / 50 % defensive. The allocation model was impacted from weaker economic conditions and sentiment during both of these more defensive periods (50% market / 50% defensive), yet the overall market did not experience meaningful relative underperformance. At the end of the period, the portfolio maintained a 100% allocation to the Market portfolio.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	35.55%	9.71%	9.07%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim Directional Allocation IndexSM	37.30%	10.19%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 204,610,948
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 1,634,512
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,610,948
Total Number of Portfolio Holdings	140
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$1,634,512

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.1%
Apple, Inc.	5.4%
NVIDIA Corp.	5.0%
Alphabet, Inc. — Class C	4.4%
Meta Platforms, Inc. — Class A	3.2%
Amazon.com, Inc.	2.3%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Visa, Inc. — Class A	1.7%
Mastercard, Inc. — Class A	1.7%
Top 10 Total	34.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Allocation Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Dividend Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Dividend Fund
Class Name	Class A
Trading Symbol	TVEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Dividend Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$139	1.17%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 36.91%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Dividend IndexSM, which returned 39.03% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading contributor was strong security selection in Information Technology and Health Care. An overweight holding in Nvidia Corp. was the largest benefit to the Information Technology sector, up 179% over the period. The biggest contribution to the Health Care sector's strong performance was an overweight position in Eli Lily, which rose 66% over the period. Among detractors was an underweight exposure to Energy and Information Technology. Security selection in Communication Services and Materials also detracted from performance. From a selection standpoint, an underweight in Meta Platforms was the largest negative individual contributor, as the stock soared 91% over the period. At the end of the period, the portfolio was most overweight in Utilities and Real Estate and most underweight in Information Technology and Health Care. Relative to the benchmark and consistent with the investment mandate, the portfolio has a larger exposure to dividend-yielding names, as well as smaller value companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	36.91%	12.83%	10.70%
Class A (with sales charge)†	30.39%	11.73%	10.05%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Dividend IndexSM	39.03%	14.38%	12.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 17,349,060
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$17,349,060
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Dividend Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Dividend Fund
Class Name	Class C
Trading Symbol	TVECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Dividend Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$228	1.93%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 35.81%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Dividend IndexSM, which returned 39.03% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading contributor was strong security selection in Information Technology and Health Care. An overweight holding in Nvidia Corp. was the largest benefit to the Information Technology sector, up 179% over the period. The biggest contribution to the Health Care sector's strong performance was an overweight position in Eli Lily, which rose 66% over the period. Among detractors was an underweight exposure to Energy and Information Technology. Security selection in Communication Services and Materials also detracted from performance. From a selection standpoint, an underweight in Meta Platforms was the largest negative individual contributor, as the stock soared 91% over the period. At the end of the period, the portfolio was most overweight in Utilities and Real Estate and most underweight in Information Technology and Health Care. Relative to the benchmark and consistent with the investment mandate, the portfolio has a larger exposure to dividend-yielding names, as well as smaller value companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	35.81%	11.97%	9.90%
Class C (with CDSC)‡	34.81%	11.97%	9.90%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Dividend IndexSM	39.03%	14.38%	12.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 17,349,060
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$17,349,060
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Dividend Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Dividend Fund
Class Name	Institutional Class
Trading Symbol	TVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Dividend Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 37.25%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Dividend IndexSM, which returned 39.03% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading contributor was strong security selection in Information Technology and Health Care. An overweight holding in Nvidia Corp. was the largest benefit to the Information Technology sector, up 179% over the period. The biggest contribution to the Health Care sector's strong performance was an overweight position in Eli Lily, which rose 66% over the period. Among detractors was an underweight exposure to Energy and Information Technology. Security selection in Communication Services and Materials also detracted from performance. From a selection standpoint, an underweight in Meta Platforms was the largest negative individual contributor, as the stock soared 91% over the period. At the end of the period, the portfolio was most overweight in Utilities and Real Estate and most underweight in Information Technology and Health Care. Relative to the benchmark and consistent with the investment mandate, the portfolio has a larger exposure to dividend-yielding names, as well as smaller value companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	37.25%	13.11%	11.01%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Dividend IndexSM	39.03%	14.38%	12.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 17,349,060
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$17,349,060
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Dividend Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Dividend Fund
Class Name	Class P
Trading Symbol	TVEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Dividend Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$139	1.17%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 36.88%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Dividend IndexSM, which returned 39.03% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading contributor was strong security selection in Information Technology and Health Care. An overweight holding in Nvidia Corp. was the largest benefit to the Information Technology sector, up 179% over the period. The biggest contribution to the Health Care sector's strong performance was an overweight position in Eli Lily, which rose 66% over the period. Among detractors was an underweight exposure to Energy and Information Technology. Security selection in Communication Services and Materials also detracted from performance. From a selection standpoint, an underweight in Meta Platforms was the largest negative individual contributor, as the stock soared 91% over the period. At the end of the period, the portfolio was most overweight in Utilities and Real Estate and most underweight in Information Technology and Health Care. Relative to the benchmark and consistent with the investment mandate, the portfolio has a larger exposure to dividend-yielding names, as well as smaller value companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class P **	36.88%	12.83%	10.73%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Dividend IndexSM	39.03%	14.38%	12.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 17,349,060
Holdings Count | shares	108
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$17,349,060
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class C	2.3%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Mastercard, Inc. — Class A	1.7%
Walmart, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Defensive Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Defensive Fund
Class Name	Class A
Trading Symbol	TVDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Defensive Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$137	1.17%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 33.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Defensive IndexSM, which returned 35.29% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's investment strategy targets defensive stocks, which typically offer high quality, lower volatility, and lower beta. However, stocks with these characteristics often lag in periods of strong positive market returns. The fund's leading contributor was strong security selection and an overweight exposure to Utilities, with an overweight holding in Vistra Corp. providing the largest individual benefit, up 262% over the period. Detracting most from performance was an underweight exposure to, and security selection in, Financials. An underweight in Everest Group was the largest individual detractor, as the stock soared 70% over the period. At the end of the period, the portfolio was most overweight in Utilities and Consumer Staples. The largest underweights were Information Technology and Industrials. The portfolio has high quality characteristics compared to the benchmark, with higher exposures to more profitable, less leveraged, and less volatile companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	33.50%	9.02%	9.63%
Class A (with sales charge)†	27.19%	7.97%	8.99%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Defensive IndexSM	35.29%	10.37%	11.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 7,529,053
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,529,053
Total Number of Portfolio Holdings	101
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Defensive Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Defensive Fund
Class Name	Class P
Trading Symbol	TVFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Defensive Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$137	1.17%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 33.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Defensive IndexSM, which returned 35.29% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's investment strategy targets defensive stocks, which typically offer high quality, lower volatility, and lower beta. However, stocks with these characteristics often lag in periods of strong positive market returns. The fund's leading contributor was strong security selection and an overweight exposure to Utilities, with an overweight holding in Vistra Corp. providing the largest individual benefit, up 262% over the period. Detracting most from performance was an underweight exposure to, and security selection in, Financials. An underweight in Everest Group was the largest individual detractor, as the stock soared 70% over the period. At the end of the period, the portfolio was most overweight in Utilities and Consumer Staples. The largest underweights were Information Technology and Industrials. The portfolio has high quality characteristics compared to the benchmark, with higher exposures to more profitable, less leveraged, and less volatile companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class P**	33.52%	9.01%	9.65%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Defensive IndexSM	35.29%	10.37%	11.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 7,529,053
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,529,053
Total Number of Portfolio Holdings	101
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Defensive Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Defensive Fund
Class Name	Class C
Trading Symbol	TVDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Defensive Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$224	1.93%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 32.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Defensive IndexSM, which returned 35.29% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's investment strategy targets defensive stocks, which typically offer high quality, lower volatility, and lower beta. However, stocks with these characteristics often lag in periods of strong positive market returns. The fund's leading contributor was strong security selection and an overweight exposure to Utilities, with an overweight holding in Vistra Corp. providing the largest individual benefit, up 262% over the period. Detracting most from performance was an underweight exposure to, and security selection in, Financials. An underweight in Everest Group was the largest individual detractor, as the stock soared 70% over the period. At the end of the period, the portfolio was most overweight in Utilities and Consumer Staples. The largest underweights were Information Technology and Industrials. The portfolio has high quality characteristics compared to the benchmark, with higher exposures to more profitable, less leveraged, and less volatile companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	32.42%	8.22%	8.84%
Class C (with CDSC)‡	31.42%	8.22%	8.84%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Defensive IndexSM	35.29%	10.37%	11.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 7,529,053
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,529,053
Total Number of Portfolio Holdings	101
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Defensive Fund
Class Name	Institutional Class
Trading Symbol	TVIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Defensive Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 33.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Defensive IndexSM, which returned 35.29% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's investment strategy targets defensive stocks, which typically offer high quality, lower volatility, and lower beta. However, stocks with these characteristics often lag in periods of strong positive market returns. The fund's leading contributor was strong security selection and an overweight exposure to Utilities, with an overweight holding in Vistra Corp. providing the largest individual benefit, up 262% over the period. Detracting most from performance was an underweight exposure to, and security selection in, Financials. An underweight in Everest Group was the largest individual detractor, as the stock soared 70% over the period. At the end of the period, the portfolio was most overweight in Utilities and Consumer Staples. The largest underweights were Information Technology and Industrials. The portfolio has high quality characteristics compared to the benchmark, with higher exposures to more profitable, less leveraged, and less volatile companies.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	33.82%	9.29%	9.92%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Defensive IndexSM	35.29%	10.37%	11.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 7,529,053
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,529,053
Total Number of Portfolio Holdings	101
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Microsoft Corp.	7.4%
NVIDIA Corp.	5.2%
Apple, Inc.	5.1%
Alphabet, Inc. — Class C	4.8%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. — Class A	3.9%
Eli Lilly & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	2.2%
Top 10 Total	40.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Value Fund
Class Name	Class A
Trading Symbol	TVVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$134	1.18%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 26.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Value IndexSM, which returned 28.27% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading sector contributors were Financials and Utilities. The Financials sector outperformed the benchmark primarily by its overweight holding in Progressive Corp., which was up 83% over the period. The fund's overweight to the Utilities sector also contributed; the sector rose 42% over the period. The largest detractors to performance were a relative underweight to the strongly performing Information Technology sector and a relative overweight to the Energy sector, where performance was flat for the period. At the end of the period, the portfolio was most underweight in Information Technology and most overweight in Industrials and Financials. The portfolio has a noticeable bias toward smaller companies, with a higher exposure to value companies, while having less exposure to growth companies and companies with earnings variability relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	26.49%	8.26%	8.13%
Class A (with sales charge)†	20.51%	7.22%	7.49%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Value IndexSM	28.27%	9.52%	9.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 5,009,622
Holdings Count | shares	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,009,622
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Value Fund
Class Name	Class C
Trading Symbol	TVVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$218	1.93%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 25.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Value IndexSM, which returned 28.27% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading sector contributors were Financials and Utilities. The Financials sector outperformed the benchmark primarily by its overweight holding in Progressive Corp., which was up 83% over the period. The fund's overweight to the Utilities sector also contributed; the sector rose 42% over the period. The largest detractors to performance were a relative underweight to the strongly performing Information Technology sector and a relative overweight to the Energy sector, where performance was flat for the period. At the end of the period, the portfolio was most underweight in Information Technology and most overweight in Industrials and Financials. The portfolio has a noticeable bias toward smaller companies, with a higher exposure to value companies, while having less exposure to growth companies and companies with earnings variability relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	25.52%	7.43%	7.31%
Class C (with CDSC)‡	24.52%	7.43%	7.31%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Value IndexSM	28.27%	9.52%	9.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 5,009,622
Holdings Count | shares	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,009,622
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Value Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	TVVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 26.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Value IndexSM, which returned 28.27% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading sector contributors were Financials and Utilities. The Financials sector outperformed the benchmark primarily by its overweight holding in Progressive Corp., which was up 83% over the period. The fund's overweight to the Utilities sector also contributed; the sector rose 42% over the period. The largest detractors to performance were a relative underweight to the strongly performing Information Technology sector and a relative overweight to the Energy sector, where performance was flat for the period. At the end of the period, the portfolio was most underweight in Information Technology and most overweight in Industrials and Financials. The portfolio has a noticeable bias toward smaller companies, with a higher exposure to value companies, while having less exposure to growth companies and companies with earnings variability relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	26.82%	8.52%	8.42%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Value IndexSM	28.27%	9.52%	9.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 5,009,622
Holdings Count | shares	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,009,622
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim RBP® Large-Cap Value Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim RBP® Large-Cap Value Fund
Class Name	Class P
Trading Symbol	TVVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim RBP® Large-Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$134	1.18%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 26.43%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Guggenheim RBP Large-Cap Value IndexSM, which returned 28.27% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's leading sector contributors were Financials and Utilities. The Financials sector outperformed the benchmark primarily by its overweight holding in Progressive Corp., which was up 83% over the period. The fund's overweight to the Utilities sector also contributed; the sector rose 42% over the period. The largest detractors to performance were a relative underweight to the strongly performing Information Technology sector and a relative overweight to the Energy sector, where performance was flat for the period. At the end of the period, the portfolio was most underweight in Information Technology and most overweight in Industrials and Financials. The portfolio has a noticeable bias toward smaller companies, with a higher exposure to value companies, while having less exposure to growth companies and companies with earnings variability relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class P**	26.43%	8.26%	8.15%
S&P 500 Index	36.35%	15.98%	13.38%
Guggenheim RBP Large-Cap Value IndexSM	28.27%	9.52%	9.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 25, 2024
Net Assets	$ 5,009,622
Holdings Count | shares	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,009,622
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.4%
Oracle Corp.	2.1%
Coca-Cola Co.	2.1%
Procter & Gamble Co.	2.1%
Merck & Company, Inc.	2.0%
iShares S&P 500 Value ETF	1.9%
PepsiCo, Inc.	1.9%
Wells Fargo & Co.	1.8%
Top 10 Total	21.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]	Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.